Net finance expenses (Tables)	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Disclosure of finance income and costs recognized in profit or loss explanatory

	For the six month period ended

(in thousands of USD)	June 30, 2022	June 30, 2021

Interest income	1,155	955
Change in fair value of fuel derivatives recognized in P&L	344	1,688
Foreign exchange gains	9,712	5,988
Finance income	11,211	8,631

Interest expense on financial liabilities measured at amortized cost	(34,070)	(27,759)
Interest leasing	(578)	(1,465)
Change in fair value of fuel derivatives recognized in P&L	(23,231)	(6,424)
Fair value adjustment on interest rate swaps	(290)	309
Other financial charges	(4,637)	(4,652)
Foreign exchange losses	(10,269)	(6,452)
Finance expense	(73,075)	(46,443)

Net finance expense recognized in profit or loss	(61,864)	(37,812)